Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Summary of condensed balance sheets	As of June 30, 2026, the Class A ordinary shares subject to possible redemption reflected in the condensed balance sheets are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(7,122,796)
Class A ordinary shares issuance cost	(14,273,561)
Plus:
Remeasurement of carrying value to redemption value	23,979,041
Class A Ordinary Shares subject to possible redemption, June 30, 2026	$232,582,684

Summary of basic and diluted net loss per ordinary share

The following tables reflect the calculation of basic and diluted net loss per ordinary share:

	For the Three Months Ended June 30,2026		For the Six Months Ended June 30,2026
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share:
Numerator:
Allocation of net loss	$(5,336,057)	$(2,286,881)	$(5,134,689)	$(3,247,308)
Denominator:
Weighted-average ordinary shares outstanding	23,000,000	9,857,142	14,867,403	9,402,525
Basic and diluted net loss per ordinary share	$(0.23)	$(0.23)	$(0.35)	$(0.35)